Earnings Per Share - Additional Information (Detail)	1 Months Ended					12 Months Ended
	Nov. 07, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Nov. 01, 2012 Reorganization [Member]	Feb. 02, 2013 Stock option [Member]
Earnings Per Share [Line Items]
Weighted-average number of diluted shares excluded from stock options and other stock awards						6,020,152
Common stock outstanding		37,967,635	1,000		32,188,891
Common stock issued and sold in connection initial public offering	4,782,609
Number of shares outstanding			1,000	100